Vanguard Intermediate-Term Treasury Fund

Schedule of Investments (unaudited)
As of April 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (96.3%)
U.S. Government Securities (85.0%)
1	United States Treasury Inflation Indexed
	Bonds	0.625%	4/15/23	312,000	329,592
	United States Treasury Inflation Indexed
	Bonds	0.125%	4/15/25	175,000	179,418
	United States Treasury Note/Bond	2.000%	11/30/22	1,000	1,045
	United States Treasury Note/Bond	2.750%	4/30/23	1,000	1,074
1	United States Treasury Note/Bond	2.875%	10/31/23	69,000	75,189
	United States Treasury Note/Bond	2.875%	11/30/23	95,300	104,026
	United States Treasury Note/Bond	2.250%	12/31/23	54,000	57,822
	United States Treasury Note/Bond	2.625%	12/31/23	160,000	173,501
	United States Treasury Note/Bond	2.250%	1/31/24	136,000	145,818
	United States Treasury Note/Bond	2.500%	1/31/24	126,800	137,142
	United States Treasury Note/Bond	2.750%	2/15/24	83,000	90,587
	United States Treasury Note/Bond	2.125%	2/29/24	89,000	95,119
	United States Treasury Note/Bond	2.375%	2/29/24	107,000	115,393
	United States Treasury Note/Bond	2.000%	4/30/24	38,000	40,524
	United States Treasury Note/Bond	2.250%	4/30/24	46,000	49,515
	United States Treasury Note/Bond	2.500%	5/15/24	110,000	119,557
	United States Treasury Note/Bond	2.000%	5/31/24	52,500	56,060
	United States Treasury Note/Bond	1.750%	6/30/24	151,600	160,506
	United States Treasury Note/Bond	2.000%	6/30/24	40,000	42,750
	United States Treasury Note/Bond	1.250%	8/31/24	85,000	88,320
	United States Treasury Note/Bond	1.500%	9/30/24	133,000	139,732
	United States Treasury Note/Bond	2.250%	11/15/24	1,000	1,085
	United States Treasury Note/Bond	1.125%	2/28/25	75,830	78,650
	United States Treasury Note/Bond	2.125%	5/15/25	30,800	33,466
	United States Treasury Note/Bond	2.750%	6/30/25	1,000	1,120
	United States Treasury Note/Bond	2.875%	7/31/25	50,000	56,414
	United States Treasury Note/Bond	2.000%	8/15/25	148,250	160,527
	United States Treasury Note/Bond	3.000%	9/30/25	148,900	169,420
	United States Treasury Note/Bond	2.250%	11/15/25	273,500	300,508
	United States Treasury Note/Bond	2.875%	11/30/25	225,000	255,163
	United States Treasury Note/Bond	2.625%	12/31/25	146,000	163,748
	United States Treasury Note/Bond	1.625%	2/15/26	169,384	180,579
	United States Treasury Note/Bond	6.000%	2/15/26	17,000	22,373
	United States Treasury Note/Bond	2.250%	3/31/26	92,450	102,042
	United States Treasury Note/Bond	2.375%	4/30/26	128,400	142,785
	United States Treasury Note/Bond	1.625%	5/15/26	187,000	199,710
	United States Treasury Note/Bond	2.125%	5/31/26	56,300	61,833
	United States Treasury Note/Bond	1.875%	6/30/26	71,000	76,968
	United States Treasury Note/Bond	1.500%	8/15/26	157,000	166,665
	United States Treasury Note/Bond	1.375%	8/31/26	49,500	52,184
	United States Treasury Note/Bond	1.625%	10/31/26	104,000	111,393
	United States Treasury Note/Bond	6.500%	11/15/26	5,000	6,927
	United States Treasury Note/Bond	1.750%	12/31/26	115,000	124,254

	United States Treasury Note/Bond	1.500%	1/31/27	59,467	63,314
	United States Treasury Note/Bond	2.250%	2/15/27	197,000	219,655
	United States Treasury Note/Bond	6.625%	2/15/27	7,000	9,851
	United States Treasury Note/Bond	2.375%	5/15/27	22,000	24,801
2	United States Treasury Note/Bond	6.125%	11/15/27	14,000	19,773
	United States Treasury Note/Bond	2.750%	2/15/28	77,000	89,777
	United States Treasury Note/Bond	2.875%	8/15/28	148,500	175,857
	United States Treasury Note/Bond	5.500%	8/15/28	10,000	13,966
	United States Treasury Note/Bond	3.125%	11/15/28	214,500	259,412
	United States Treasury Note/Bond	5.250%	11/15/28	19,500	27,056
	United States Treasury Note/Bond	2.625%	2/15/29	177,000	207,423
	United States Treasury Note/Bond	5.250%	2/15/29	10,000	13,977
	United States Treasury Note/Bond	2.375%	5/15/29	121,000	139,604
	United States Treasury Note/Bond	1.625%	8/15/29	56,000	61,049
	United States Treasury Note/Bond	1.500%	2/15/30	101,000	109,206
					6,105,225
Agency Bonds and Notes (1.3%)
3	AID-Israel	0.000%	11/1/24	50,000	48,132
3	AID-Israel	0.000%	8/15/25	7,929	7,550
	Private Export Funding Corp.	4.300%	12/15/21	4,150	4,403
	Private Export Funding Corp.	3.550%	1/15/24	10,300	11,380
	Resolution Funding Corp. Interest Strip	0.000%	1/15/27	2,701	2,480
	Resolution Funding Corp. Interest Strip	0.000%	10/15/27	12,004	10,887
	Resolution Funding Corp. Interest Strip	0.000%	1/15/28	7,800	7,030
	Resolution Funding Corp. Interest Strip	0.000%	4/15/28	5,560	4,990
					96,852
Conventional Mortgage-Backed Securities (4.8%)
4,5,6Fannie Mae Pool		3.000%	11/1/49–3/1/50	53,735	55,965
4,5,6Fannie Mae Pool		3.500%	1/1/49–4/1/50	858	185
4,5,6Fannie Mae Pool		4.000%	2/1/49–5/1/50	23,930	25,014
4,5	Fannie Mae Pool	4.500%	9/1/48–11/1/49	23,476	24,733
4,5	Fannie Mae Pool	5.000%	2/1/44	2,791	3,222
4,5	Freddie Mac Gold Pool	4.500%	1/1/49	1,981	2,100
4,5	Freddie Mac Gold Pool	5.000%	3/1/42	2,274	2,626
4	Ginnie Mae II Pool	2.500%	7/1/50	61,500	61,500
4	Ginnie Mae II Pool	3.000%	9/20/49	8,037	8,450
4,6	Ginnie Mae II Pool	5.000%	4/1/50	—	—
4,5,6UMBS Pool		2.500%	7/1/50	154,000	159,866
4,5,6UMBS Pool		3.500%	2/1/50–3/1/50	—	—
					343,661
Nonconventional Mortgage-Backed Securities (5.2%)
4,5	Fannie Mae REMICS	1.750%	7/25/41–3/25/46	60,052	61,370
4,5	Fannie Mae REMICS	1.850%	8/25/46	18,075	18,792
4,5	Fannie Mae REMICS	2.125%	10/25/42	6,888	6,994
4,5	Fannie Mae REMICS	2.250%	10/25/43	9,408	9,665
4,5	Fannie Mae REMICS	2.500%	9/25/49–12/25/49	21,421	22,665
4,5	Fannie Mae REMICS	3.000%	6/25/45–9/25/49	16,431	17,478
4,5	Fannie Mae REMICS	3.500%	3/25/43–7/25/48	7,966	8,765
4,5	Fannie Mae REMICS	4.000%	12/25/47–10/25/48	3,599	4,039
4,5	Freddie Mac REMICS	2.250%	7/15/44	9,026	9,317
4,5	Freddie Mac REMICS	2.500%	2/25/50	13,371	14,005
4,5	Freddie Mac REMICS	3.000%	12/15/47	4,250	4,609
4,5	Freddie Mac REMICS	3.500%	4/15/38–3/25/50	27,238	28,708
4,5	Freddie Mac REMICS	4.000%	5/15/48–5/15/49	72,831	80,527
4	Ginnie Mae REMICS	1.500%	10/20/45	38,512	38,853
4	Ginnie Mae REMICS	2.500%	11/20/47	9,160	9,649
4	Ginnie Mae REMICS	2.750%	1/20/46–2/20/46	19,917	20,293

4	Ginnie Mae REMICS	3.000%	12/20/44–2/20/48	11,890	12,753
4	Ginnie Mae REMICS	3.500%	6/20/48–5/20/49	4,550	5,027
					373,509
Total U.S. Government and Agency Obligations (Cost $6,586,266)					6,919,247
Asset-Backed/Commercial Mortgage-Backed Securities (5.2%)
4,5	Federal Home Loan Mortgage Corp 2017-
	357A	2.500%	9/15/47	28,797	30,599
4	Small Business Administration Participation
	Certs 2017-20	2.780%	12/1/37	2,879	3,035
4	Small Business Administration Participation
	Certs 2017-20	3.310%	4/1/38	32,492	34,749
4	Small Business Administration Participation
	Certs 2017-20	3.600%	6/1/38	17,564	19,035
4	Small Business Administration Participation
	Certs 2017-20	3.370%	1/1/39	11,181	12,016
4	Small Business Administration Participation
	Certs 2018-20	2.920%	1/1/38	14,733	15,547
4	Small Business Administration Participation
	Certs 2018-20	3.220%	2/1/38	23,067	24,589
4	Small Business Administration Participation
	Certs 2018-20C	3.200%	3/1/38	46,983	49,988
4	Small Business Administration Participation
	Certs 2018-20E	3.500%	5/1/38	9,985	10,851
4	Small Business Administration Participation
	Certs 2018-20J	3.770%	10/1/38	29,790	32,597
4	Small Business Administration Participation
	Certs 2018-20J	2.690%	7/1/44	13,786	14,479
4	Small Business Administration Participation
	Certs 2018-20k	3.870%	11/1/38	21,154	23,311
4	Small Business Administration Participation
	Certs 2018-20L	3.540%	12/1/38	26,792	28,879
4	Small Business Administration Participation
	Certs 2018-25F	3.670%	12/1/43	2,590	2,835
4	Small Business Administration Participation
	Certs 2019-20C	3.200%	3/1/39	10,634	11,329
4	Small Business Administration Participation
	Certs 2019-25E	3.070%	5/1/44	8,102	8,636
4	Small Business Administration Particip ation
	Certs 2019-25F	2.770%	6/1/44	13,159	13,874
4	Small Business Administration Participation
	Certs 2019-25H	2.310%	8/1/44	14,684	15,176
4	Small Business Administration Participation
	Certs 2019-25K	2.480%	11/1/44	10,300	10,736
4	Small Business Administration Participation
	Certs 2019-25L	2.380%	12/1/44	8,100	8,410
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $347,714)					370,671
Temporary Cash Investment (1.4%)
		Coupon		Shares
Money Market Fund (1.4%)
7	Vanguard Market Liquidity Fund (Cost
	$103,160)	0.522%		1,031,770	103,177
				Notional
	Expiration		Exercise	Amount
	Date	Contracts	Price	($000)
Options Purchased (0.0%)
Exchange-Traded Options (0.0%)

Put Options
10-Year U.S. Treasury Note
Futures Contracts	5/25/20	810	$137.50	111,375	101
Total Options Purchased (Cost $116)					101
Total Investments (103.0%) (Cost $7,037,256)					7,393,196
				Face
			Maturity	Amount
		Coupon	Date	($000)
Conventional Mortgage-Backed Securities-Liability for Sale Commitments (-0.5%)
4,5,6UMBS Pool		3.000%	11/1/49—6/1/50	(35,531)	(37,794)
Total Conventional Mortgage-Backed Securities-Liability for Sale Commitments					(37,794)
(Proceeds $37,118)
Other Assets and Liabilities -Net (-2.5%)					(175,002)
Net Assets (100%)					7,180,400
Cost rounded to $000.

1 Securities with a value of $3,306,000 have been segregated as collateral for certain open To Be Announced
(TBA) transactions.
2 Securities with a value of $1,949,000 have been segregated as initial margin for open futures contracts.
3 U.S. government-guaranteed.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Includes securities purchased on a when-issued or delayed -delivery basis for which the fund has not taken delivery as of April 30, 2020.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS —Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End
Options Written
				Notional	Market
	Expiration		Exercise	Amount	Value
	Date	Contracts	Price	($000)	($000)

Exchange-Traded Options
Call Options
10-Year U.S. Treasury Note Futures
Contracts	5/25/20	810	$141.50	114,615	(63)

Put Options
10-Year U.S. Treasury Note Futures
Contracts	5/25/20	810	$135.50	109,775	(25)

Total Options Written (Premiums Received $98)					(88)

Futures Contracts
					($000)

					Value and
			Number of		Unrealized
			Long (Short)	Notional	Appreciation
		Expiration	Contracts	Amount	(Depreciation)

Long Futures Contracts
5-Year U.S. Treasury Note	June 2020	3,158	396,280	604

Short Futures Contracts
2-Year U.S. Treasury Note	June 2020	(2,059)	(453,865)	(200)
10-Year U.S. Treasury Note	June 2020	(1,249)	(173,689)	(2,270)
Ultra 10-Year U.S. Treasury Note	June 2020	(162)	(25,439)	(34)
Ultra Long U.S. Treasury Bond	June 2020	(41)	(9,216)	40
				(2,464)
				(1,860)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange
(generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’
primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rate move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-
traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

Options are valued at their quoted daily settlement prices. T he premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

D. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-
backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA)
with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At April 30, 2020, counterparties had deposited in segregated accounts cash of $640,000 in connection with TBA transactions.

E. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage -dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-
roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for
Investment Securities Sold or Payables for Investment Securities Purchased.

F. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of April 30,
2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	6,919,247	—	6,919,247
Asset-Backed/Commercial Mortgage-Backed
Securities	—	370,671	—	370,671
Temporary Cash Investments	103,177	—	—	103,177
Options Purchased	101	—	—	101
Total	103,278	7,289,918	—	7,393,196
Liabilities
Conventional Mortgage-Backed Securities—
Liability for Sale Commitments	—	37,794	—	37,794
Derivative Financial Instruments
Assets
Futures Contracts[1]	460	—	—	460
Liabilities
Options Written	88	—	—	88
Futures Contracts[1]	252	—	—	252
Total	340	—	—	340
1 Represents variation margin on the last day of the reporting period.